Leases - Summary of Right-of-use Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	¥ 19,237	¥ 3,955
Additions	8,014	18,822
Depreciation charge	(6,697)	(3,540)
Closing net book amount	20,554	19,237
Cost	33,327	25,313
Accumulated depreciation	(12,773)	(6,076)
Net book value	20,554	19,237
Office Building [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	19,237	3,955
Additions		18,822
Depreciation charge	(4,723)	(3,540)
Closing net book amount	14,514	19,237
Cost	25,313	25,313
Accumulated depreciation	(10,799)	(6,076)
Net book value	14,514	¥ 19,237
Charging Stations [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	8,014
Depreciation charge	(1,974)
Closing net book amount	6,040
Cost	8,014
Accumulated depreciation	(1,974)
Net book value	¥ 6,040